May 01, 2016
Supplement dated September 28, 2016
to the Prospectus and Statement of Additional Information (the SAI), each as supplemented of each of the following funds (each, a Fund and together the Funds):
Fund	Prospectus & SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (CVP) - Select Smaller-Cap Value Fund	Prospectus: 5/1/2016; SAI: 6/21/2016
As of October 1, 2016, for CVP - Select Smaller-Cap Value Fund the information under the caption "Principal Investment Strategies" in the "Summary of the Fund", "Summary of Columbia VP - Select Smaller-Cap Value Fund", "More Information About the Fund" or "More Information About Columbia VP - Select Smaller-Cap Value Fund" section is hereby revised to add the following sentence:
The Fund also may invest in real estate investment trusts.
The rest of the section remains the same.
Also, effective October 1, 2016, for CVP - Select Smaller-Cap Value Fund Real Estate-Related Investment Risk is added under the caption "Principal Risks" in the "Summary of the Fund", "Summary of Columbia VP - Select Smaller-Cap Value Fund", "More Information About the Fund" or "More Information About Columbia VP - Select Smaller-Cap Value Fund" as follows:
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.